INVENTORIES - Schedule of Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Maintenance materials and parts	R$ 1,000,881	R$ 966,701
Flight attendant, uniforms and others	25,288	30,430
Provision for losses	(53,637)	(53,553)	R$ (47,658)
Inventories	R$ 972,532	R$ 943,578